INVESTMENTS IN UNCONSOLIDATED ENTITIES 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Investments In Unconsolidated Entities (Details) [Abstract]
Distributions from RBS Sempra Commodities LLP, operating activities	$ 50,000,000
Investment in Energia Sierra Juarez		$ 26,000,000	[1]

[1]
At measurement date of July 16, 2014. At December 31, 2014, our investment in Energía Sierra Juárez had a carrying value of $25 million, reflecting subsequent equity method activity to record distributions and earnings.